Hedging Financial Instruments - Summary of Information Relating to Hedges for Foreign Currency Risk (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness	$ (41.4)	$ (1.5)	$ 24.1	$ (109.6)
Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness	(41.4)		24.1	(109.6)
Cash flow hedges [member] | Forecast Transaction Capital Expenditures [member]
Disclosure of detailed information about financial instruments [line items]
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness	41.4		$ (24.1)	$ 109.6
Cash flow hedges [member] | Forecast Transaction Relates To Issuance of Debts [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness	(132.5)
Cash flow hedges [member] | Forward interest rate contracts
Disclosure of detailed information about financial instruments [line items]
Maturity			January 2022
Cash flow hedges [member] | Forward interest rate contracts | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount					$ 328.0
Balance in Other Equity (Continuing Hedges)	128.2
Cash flow hedges [member] | Forward interest rate contracts | Forecast Transaction Relates To Issuance of Debts [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (Decrease) in Value Used for Calculating Hedge Ineffectiveness	$ 132.5